April 7, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Aberdeen Funds

Securities Act File No. 333-146680
Investment Company Act File No. 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Aberdeen Funds (the “Trust”) hereby certifies that the definitive forms of prospectus and Statement of Additional Information for the Aberdeen Asia-Pacific Smaller Companies Fund, a series of the Trust, dated April 5, 2011, do not differ from the forms of prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 34 to the Registration Statement of the Trust (the “Amendment”) electronically filed with the Securities and Exchange Commission on April 4, 2011.  The Amendment became effective on April 5, 2011.

Sincerely,

/s/James J. O’Connor
James J. O’Connor